Segment information (Tables)	12 Months Ended
Mar. 31, 2020
Text block [abstract]
Schedule of Revenue and Profit Information and Certain Assets
The following table presents revenue and profit information and certain assets and liabilities information regarding the Group’s reportable segments for the years ended March 31, 2018, March 31, 2019 and March 31, 2020 and as at March 31, 2019 and March 31, 2020:
a. Year ended March 31, 2018

	Copper	Zinc India	Zinc International	Aluminium	Power	Iron Ore	Oil and Gas	Others	Elimination	Total
	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)
Revenue
Sales	246,766	216,136	34,458	228,182	55,012	31,035	95,359	2,601	—	909,549
Inter-segment sales	—	—	—	253	1,506	263	—	124	(2,146)	—
Segment revenue	246,766	216,136	34,458	228,435	56,518	31,298	95,359	2,725	(2,146)	909,549
Cost of Sales and expenses	(236,388)	(93,540)	(20,313)	(201,774)	(39,868)	(28,198)	(40,859)	(2,172)	2,146	(660,966)
Segment profit	10,378	122,596	14,145	26,661	16,650	3,100	54,500	553	—	248,583
Depreciation and amortisation	(1,607)	(15,011)	(1,824)	(16,818)	(4,773)	(4,423)	(29,731)	(692)	—	(74,879)
Other items*	—	2,395	—	(2,774)	—	—	—	—	—	(561)
Impairment	—	—	—	—	—	(48,599)	93,278	—	—	44,679

Operating profit / (loss)	8,771	109,980	12,321	7,069	11,877	(49,922)	118,047	(139)	—	217,822
Investment and other income										31,361
Finance and other costs										(135,473)

Profit before tax										113,710

Additions to property, plant and equipments, exploration and evaluation assets and intangible assets**	5,417	30,587	16,412	14,245	714	822	10,479	17,890		96,566

*
Other items represent reversal of provision for contribution to District Mineral Foundation (DMF), gratuity charge due to change in limits and loss on unusable assets under construction. It also includes forex loss on MAT credit entitlements of

₹
182 million which has not been allocated to any segment.

**	Others includes acquisition through business combinations

b. Year ended March 31, 2019

	Copper	Zinc India	Zinc International	Aluminium	Power	Iron Ore	Oil and Gas	Others	Elimination	Total
	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)
Revenue
Sales	107,390	206,562	27,383	292,080	64,559	29,033	132,228	49,777	—	909,012
Inter-segment sales	—	—	—	206	678	81	—	455	(1,420)	—
Segment revenue	107,390	206,562	27,383	292,286	65,237	29,114	132,228	50,232	(1,420)	909,012
Cost of Sales and expenses	(109,729)	(100,567)	(20,421)	(270,228)	(49,962)	(22,793)	(55,703)	(40,431)	1,420	(668,414)
Segment profit / (loss)	(2,339)	105,995	6,962	22,058	15,275	6,321	76,525	9,801	—	240,598
Depreciation and amortisation	(1,447)	(18,768)	(4,287)	(16,577)	(5,969)	(2,455)	(42,669)	(3,974)	—	(96,146)
Other items*	—	—	—	—	—	—	—	—	—	(1,847)
Impairment (Refer Note14)	—	—	—	—	—	—	2,611	—	—	2,611

Operating profit / (loss)	(3,786)	87,227	2,675	5,481	9,306	3,866	36,467	5,827	—	145,216
Investment and other income										31,540
Finance and other costs										(59,026)

Profit before tax										117,730

Assets and liabilities
Assets
Segment assets	78,540	187,019	60,425	510,552	181,851	37,979	275,516	87,798	—	1,419,680
Financial assets investments										48,865
Deferred tax asset										52,830
Short-term investments										292,112
Cash and cash equivalents (including restricted cash and cash equivalents)										73,331
Income tax asset										34,926
Others										9,166

Total assets										1,930,910

Liabilities
Segment liabilities	40,534	50,702	13,616	201,233	17,251	12,731	98,831	14,330	—	449,228
Borrowings										662,262
Current tax liabilities										4,109
Deferred tax liabilities										44,154
Others										39,211

Total liabilities										1,198,964

Additions to property, plant and equipments, exploration and evaluation assets and intangible assets* *	2,732	36,574	15,939	15,265	307	377	38,412	51,910		161,516

*	Other items represent forex loss on MAT credit entitlements which have not been allocated to any segment.
**	Others includes acquisition through business combinations

c. Year ended March 31, 2020

	Copper	Zinc India	Zinc International	Aluminium	Power	Iron Ore	Oil and Gas	Others	Elimination	Total	Total
	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)	(US dollars in million)
Revenue
Sales	90,517	181,590	31,275	265,445	58,599	34,500	126,608	46,912	—	835,446	11,082
Inter-segment sales	9	—	—	328	—	130	—	913	(1,380)	—	—
Segment revenue	90,526	181,590	31,275	265,773	58,599	34,630	126,608	47,825	(1,380)	835,446	11,082
Cost of Sales and expenses	(93,420)	(94,450)	(27,477)	(245,837)	(42,109)	(26,318)	(53,925)	(43,187)	1,380	(625,343)	(8,295)
Segment profit / (loss)	(2,894)	87,140	3,798	19,936	16,490	8,312	72,683	4,638	—	210,103	2,787
Depreciation and amortisation	(1,471)	(22,610)	(6,329)	(17,183)	(5,701)	(2,413)	(40,077)	(4,706)	—	(100,490)	(1,333)
Other items*	(2,028)	—	(42)	1,681	—	—	—	—	—	(1,525)	(20)
Impairment (Refer Note14)	(6,692)	—	—	—	—	(1,201)	(135,031)	(5,098)	—	(148,022)	(1,963)

Operating profit / (loss)	(13,085)	64,530	(2,573)	4,434	10,789	4,698	(102,425)	(5,166)	—	(39,934)	(529)
Investment and other income										25,714	341
Finance and other costs										(54,557)	(724)

Loss before tax										(68,777)	(912)

Assets and liabilities
Assets
Segment assets	64,853	206,643	51,831	486,545	174,210	34,450	155,551	80,247		1,254,330	16,638
Financial assets investments										911	12
Deferred tax asset										82,669	1,097
Short-term investments										327,210	4,340
Cash and cash equivalents (including restricted cash and cash equivalents)										51,558	684
Income tax assets										26,530	352
Others										12,197	162

Total assets										1,755,405	23,285

Liabilities
Segment liabilities	45,368	47,650	12,266	179,278	16,418	11,813	102,055	15,454	—	430,302	5,708
Borrowings										579,475	7,686
Current tax liabilities										1,894	25
Deferred tax liabilities										29,675	394
Others										32,164	427

Total liabilities										1,073,510	14,240

Additions to property, plant and equipments, exploration and evaluation assets and intangible assets**	2,192	46,088	7,552	14,187	671	1,081	45,490	2,373		119,668	1,587

*
Other items represent
provision for
receivables
from KCM
of
₹
2,070

million ($ 27
million), Renewable Power Obligation (RPO) liability reversal of
₹
 1,681
million ($ 22
million) and forex
loss
on MAT credit entitlements of
₹
 1,136
million ($ 15
million) which has not been allocated to any segment.

**	The total of additions includes ₹ 34 million ($ 0 million) not allocated to any segment. I ron Ore includes acquisition through business combinatio n .

Schedule of Geographical Segment Analysis
The Group’s operations are located in India, Namibia, South Africa, UAE, Liberia, Ireland, Australia, South Korea and Taiwan. The following table provides an analysis of the Group’s sales by geographical market irrespective of the origin of the goods:

	Year ended March 31,
	2018	2019	2020	2020
	( ₹ in million)	( ₹ in million)	( ₹ in million)	(US dollars in million)
India	525,562	591,599	542,256	7,193
China	83,871	37,868	26,942	357
UAE	34,567	10,150	8,201	109
Malaysia	53,092	48,657	76,479	1,014
Others	212,457	220,738	181,568	2,409

	909,549	909,012	835,446	11,082

Analysis of Carrying Amount of Non-Current Assets, Being Property, Plant and Equipment, Exploration and Evaluation Assets and Other Intangible Assets and Leasehold Land Prepayments Analysed by Geographical Area
The following is an analysis of the carrying amount of
non-current
assets, excluding deferred tax assets, derivative financial assets, financial asset investments and other non-current
financial assets analysed by the geographical area in which the assets are located: —

	As at March 31
	2019	2020	2020

	Carrying amount	Carrying Amount	Carrying Amount
	( ₹ in million)	( ₹ in million)	(US dollars in million)
India	1,108,375	973,821	12,917
South Africa	41,863	37,231	494
Namibia	9,949	7,500	99
Taiwan	12,197	11,620	154
Others	9,828	9,840	131

	1,182,212	1,040,012	13,795

Summary of Disaggregated Revenue from Contracts with Customers
Below table summarises the disaggregated revenue from contracts with customers: —

	Year ended March 31,
	2019	2020	2020
	( ₹ in million)	( ₹ in million)	(US dollars in million)
Oil	126,430	109,062	1,447
Gas	5,270	7,945	105
Zinc Metal	172,046	157,559	2,090
Lead Metal	37,575	34,702	460
Silver Metal & Bars	25,829	24,756	328
Iron Ore	6,911	14,820	196
Metallurgical Coke	532	553	7
Pig Iron	20,612	22,394	297
Copper Products	92,931	73,489	975
Aluminium Products	280,730	254,293	3,373
Power	47,839	44,064	584
Steel Products	41,859	37,850	502
Others	42,186	37,465	499

Revenue from contracts with customers*	900,750	818,952	10,863
Revenue from contingent rents (Refer Note 33 (E) (ii))	16,724	16,729	222
Loss on provisionally priced contracts under IFRS 9 (Refer Note 6(a))	(8,462)	(12,995)	(172)
JV partner’s share of the exploration costs approved under the OM (Refer Note 6(b))	—	12,760	169

Total Revenue	909,012	835,446	11,082

*
includes revenues from sale of services aggregating to
₹
 2,205 million and
₹
 2,159 million ($ 29 million) for the financial years ended March 31, 2019 and March 31, 2020 respectively which is recorded over a period of time and the balance revenue is recognised at a point in time.